SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Solar power systems, gross	$ 381,907	$ 122,023
Accumulated depreciation	(17,091)	(13,760)
Solar power systems, net	364,816	108,263
Depreciation expense	225,351	266,956	$ 197,600
Reclassification of solar power systems to project assets	263,710	0	117,560
Interest capitalized - solar power systems, net	18,666	0	0
Solar power systems
Property, plant and equipment
Solar power systems, gross	172,707	117,339
Depreciation expense	4,074	11,212	$ 6,396
Solar power systems under construction
Property, plant and equipment
Solar power systems, gross	$ 209,200	$ 4,684